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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended September 30,2001

If amended report check here:      |X|                   Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Century Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                  (512) 329-0050
Name                               (Title)                            (Phone)


                                        /s/ Jim Brilliant
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                        November 12, 2001   Austin, Texas
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______60_____

Form 13F Information Table Value Total: $__221,394___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104      2,508     2,447    SOLE                                    X
AAR Corp.                       COM     361105         3,412     4,259    SOLE                                    X
Adaptec Inc.                    COM     00651f108      4,028     5,125    SOLE                                    X
American Express                COM     25816109         395       136    SOLE                                    X
American Tel & Tel              COM     1957109          504       261    SOLE                                    X
Ampco Pittsburgh                COM     32037103         327       341    SOLE                                    X
Angelica Corp                   COM     34663104       1,079     1,136    SOLE                                    X
Apogee Enterprises              COM     37598109       2,404     1,863    SOLE                                    X
AVX Corp.                       COM     002444107      2,262     1,390    SOLE                                    X
Barrick Gold Corp               COM     67901108       7,144     4,118    SOLE                                    X
Berkshire Hathaway Cl B         COM     084670207      1,633         7    SOLE                                    X
Blair Corp                      COM     092828102      1,392       957    SOLE                                    X
Childrens Comprehensive SVCS    COM     16875k202        862     1,807    SOLE                                    X
Cntl Fnd of CDA Cl A            COM     153501101        214       592    SOLE                                    X
Cone Mills Corp                 COM     206814105        237     1,593    SOLE                                    X
Cooper Tire & Rubber            COM     216831107        232       163    SOLE                                    X
Corning Inc.                    COM     219350105        451       512    SOLE                                    X
CPI Corp.                       COM     125902106     21,596    15,028    SOLE                                    X
Cummins Inc.                    COM     231021106      3,488     1,057    SOLE                                    X
Donnelly Corp.                  COM     257870105        254       180    SOLE                                    X
Dress Barn                      COM     261570105        949       426    SOLE                                    X
Dynamics Research               COM     268057106      4,868     3,362    SOLE                                    X
Eastman Kodak                   COM     277461109     10,833     3,330    SOLE                                    X


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Ethan Allen Interiors           COM     297602104      4,210     1,531    SOLE                                    X
Evans & Sutherland              COM     299096107      2,399     3,901    SOLE                                    X
Gardner Denver Inc.             COM     365558105      2,821     1,271    SOLE                                    X
Great Lakes Chemical            COM     390568103     12,137     5,492    SOLE                                    X
Hancock Fabrics Inc             COM     409900107      1,417     1,728    SOLE                                    X
Hubbell Inc. Class B            COM     443510201      3,624     1,243    SOLE                                    X
Japan OTC Equity                COM     471091108        541     1,030    SOLE                                    X
Kemet Corp.                     COM     488360108        984       598    SOLE                                    X
Keystone Automotive             COM     49338n109        679       453    SOLE                                    X
Lawson Products                 COM     520776105      7,660     3,139    SOLE                                    X
Learning Tree                   COM     522015106        316       155    SOLE                                    X
Lufkin Industries               COM     549764108      1,039       453    SOLE                                    X
Matrix Services                 COM     576853105      7,449    13,069    SOLE                                    X
Maxwell Technologies            COM     577767106      6,491     9,987    SOLE                                    X
Methode Electronics             COM     591520200      3,624     4,799    SOLE                                    X
MetroLogic Instruments          COM     591676101      1,291     1,598    SOLE                                    X
MTS Systems Corp                COM     553777103        147       128    SOLE                                    X
Myers Industries Inc.           COM     628464109      5,690     4,802    SOLE                                    X
Newmont Mining                  COM     651639106      4,517     1,914    SOLE                                    X
Nicor Inc                       COM     654086107      2,498       645    SOLE                                    X
Parlex Corp.                    COM     701630105        534       588    SOLE                                    X
PPG Industries Inc.             COM     693506107      5,582     1,220    SOLE                                    X
Readers Digest Cl B             COM     755267200     13,927     7,842    SOLE                                    X
Regal Beloit                    COM     758750103      3,827     2,097    SOLE                                    X
Rollins Inc                     COM     775711104        879       565    SOLE                                    X
Roxio Inc.                      COM     780008108      4,813     3,167    SOLE                                    X
Royce Value Trust               COM     780910105      3,036     2,306    SOLE                                    X
Sears Roebuck                   COM     812387108      2,726       787    SOLE                                    X
SL Inds Inc.                    COM     784413106        131       231    SOLE                                    X



------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                          ITEM 2  ITEM 3       ITEM 4    ITEM 5         ITEM 6             ITEM 7            ITEM 8
                                                      FAIR             INVESTMENT DISCRETION                   VOTING AUTHORITY
                                TITLE                MARKET    SHARE                            OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    AMOUNT  SOLE   SHARED   NONE     MANAGERS      SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  (x100)   (A)     (B)     (C)                    (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Snap-On Inc                     COM     833034101     10,121     4,532    SOLE                                    X
Southwest Gas                   COM     844895102      5,987     2,824    SOLE                                    X
Textron Inc.                    COM     883203101        529       157    SOLE                                    X
Toys R Us                       COM     892335100     20,585    11,947    SOLE                                    X
Tractor Supply Company          COM     892356106      2,796     1,472    SOLE                                    X
Vishay InterTechnology          COM     928298108        446       243    SOLE                                    X
Wolohan Lumber                  COM     977865104      1,178       805    SOLE                                    X
X-Rite Inc.                     COM     983857103      3,689     4,669    SOLE                                    X
